ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2022
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following at June 30, 2022 and December 31, 2021:

	2022	2021

Customer deposits	$3,076,764	$6,999,980
Payroll and related benefits	161,262	-
Professional fees	152,000	-
Placement agent fees	1,520,000	-
Other	21,674	7,551
Total accrued expenses and other current liabilities	$4,931,700	$7,007,531